Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	20,800	6,265
Deferred financing costs	17,519	12,045
Other non-current assets	428	1,824
Derivative financial instruments	16,012	7,856
Tangible fixed assets	3,772,566	3,889,047
Vessels under construction	166,655	96,356
Vessel held under finance lease	214,329	222,004
Total non-current assets	4,217,820	4,244,908
Current assets
Trade and other receivables	10,706	9,256
Dividends receivable and other amounts due from related parties	8,666	3,065
Derivative financial instruments	2,199	82
Inventories	6,839	8,461
Prepayments and other current assets	4,569	4,326
Short-term investments		18,000
Restricted cash		42
Cash and cash equivalents	384,092	227,024
Total current assets	417,071	270,256
Total assets	4,634,891	4,515,164
Equity
Preference Shares	46	46
Share capital	810	810
Contributed surplus	911,766	966,974
Reserves	18,347	10,160
Treasury shares	(6,960)	(10,861)
Accumulated deficit	(5,980)	(21,486)
Equity attributable to owners of the Group	918,029	945,643
Non-controlling interests	845,105	564,039
Total equity	1,763,134	1,509,682
Current liabilities
Trade accounts payable	11,526	7,255
Ship management creditors	2,394	841
Amounts due to related parties	35	105
Derivative financial instruments	1,815	7,854
Other payables and accruals	93,418	93,386
Borrowings, current portion	179,367	147,448
Finance lease liability, current portion	6,302	5,946
Total current liabilities	294,857	262,835
Non-current liabilities
Derivative financial instruments		22,485
Borrowings, non-current portion	2,368,189	2,504,578
Finance lease liability, non-current portion	207,126	214,455
Other non-current liabilities	1,585	1,129
Total non-current liabilities	2,576,900	2,742,647
Total equity and liabilities	$ 4,634,891	$ 4,515,164